Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Changes In Accumulated Other Comprehensive Income By Components
The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $53,761, $26,299 and $113,365, for the years ended December 31, 2023, 2022 and 2021, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) with respect to pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2021	$(20,675)	$(147,096)	$(43,451)	$(211,222)
Other comprehensive income (loss) before reclassifications	100,900	47,229	(5,795)	111,519
Amount reclassified from accumulated other comprehensive income (loss)	(29,655)	686	—	1,846
Net current-period other comprehensive income (loss)	71,245	47,915	(5,795)	113,365
Balance as of January 1, 2022	$50,570	$(99,181)	$(49,246)	$(97,857)
Other comprehensive income (loss) before reclassifications	(138,485)	127,673	(15,743)	(26,555)
Amount reclassified from accumulated other comprehensive income (loss)	51,481	2,656	(1,283)	52,854
Net current-period other comprehensive income (loss)	(87,004)	130,329	(17,026)	26,299
Balance as of January 1, 2023	$(36,434)	$31,148	$(66,272)	$(71,558)
Other comprehensive income (loss) before reclassifications	(112,641)	88,686	4,441	(19,514)
Amount reclassified from accumulated other comprehensive income (loss)	97,444	(24,169)	—	73,275
Net current-period other comprehensive income (loss)	(15,197)	64,517	4,441	53,761
Balance as of December 31, 2023	$(51,631)	$95,665	$(61,831)	$(17,797)

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2%-19%
Instruments, machinery and equipment	7%-32%
Office furniture and other	7%-13%
Motor vehicles and airplanes	13%-18%	(Mainly 15%)
(*) Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.
Income Statement Impact of Cumulative Catch-Up Adjustments
The aggregate cumulative catch-up adjustment in EAC estimates on significant contracts had the following favorable/ (unfavorable) impact on the Company's operating results:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Cost of revenues, net	$(51,000)	$(38,000)	$(8,300)
Percentage of cost of revenues(*)	(1.14)%	(0.92)%	(0.21)%
Net income	$(44,700)	$(32,700)	$(7,200)
Diluted earning per share	$(1.00)	$(0.73)	$(0.16)

Schedule of Disaggregation of Revenue
Disaggregation of revenue:
Revenue by products and services was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2020
Revenue from sale of products	$5,412,455	$5,105,921	$4,845,020
Service revenue	562,289	405,628	433,501
	$5,974,744	$5,511,549	$5,278,521
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

S.    REVENUE RECOGNITION (Cont.)

Revenue by transfer type was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2020
Over time	$3,987,097	$3,478,768	$3,418,605
Point in time	1,987,647	2,032,781	1,859,916
	$5,974,744	$5,511,549	$5,278,521

Revenue by customers was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Israel Government Authorities (1,2)	$1,000,541	$998,123
US Government (2)	1,018,811	1,041,843
Other Governments	3,457,021	2,933,560
Commercial sales and other	498,371	538,023
	$5,974,744	$5,511,549
(1) Including U.S. Foreign Military Financing sales
(2) Including indirect sales

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2023	2022
Balance, at January 1	$93,150	$198,938
Warranties issued during the year	32,038	20,250
Reduction due to expired warranties or claims during the year	(38,940)	(122,022)
Additions resulting from acquisitions	2,227	468
Reduction due to deconsolidation of a subsidiary	—	(4,484)
Balance, at December 31	$88,475	$93,150

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

Fair value measurement at December 31, 2023 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives	$—	$50,348	$—
Premises evacuation building input index receivable	—	—	55,747
Investments elected to be accounted for using the fair value method	—	—	55,098
Liabilities
Contingent purchase obligation	—	—	(40,460)
Foreign currency derivatives	—	(81,254)	—
Cross-currency interest rate swap		(35,159)	—
Total	$—	$(66,065)	$70,385

Fair value measurement at December 31, 2022 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives	$—	$83,759	$—
Premises evacuation building input index receivable	—	—	57,447
Investments elected to be accounted for using the fair value method	—	—	54,469
Liabilities
Contingent purchase obligation	—	—	(49,591)
Foreign currency derivatives	—	(136,043)	—
Cross-currency interest rate swap	—	(26,018)	—
Total	$—	$(78,302)	$62,325